Schedule of Investments (unaudited) April 30, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$630	$688,565

New York — 135.9%

Corporate — 4.8%
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	13,585	15,447,109
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,160	1,155,077
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	635	674,347
AMT, 5.00%, 10/01/40	1,800	1,881,967
New York Transportation Development Corp., Refunding ARB
AMT, 2.25%, 08/01/26	2,195	2,129,440
AMT, 3.00%, 08/01/31	1,755	1,629,639

		22,917,579

County/City/Special District/School District — 28.4%
City of New York, GO
5.00%, 10/01/43	2,730	2,977,294
Sub-Series A-1, 5.00%, 08/01/33	2,100	2,163,540
Sub-Series D-1, 5.00%, 08/01/31	1,300	1,339,985
Sub-Series D-1, 5.00%, 10/01/33	4,540	4,543,968
City of New York, Refunding GO
Series E, 5.50%, 08/01/25	5,435	5,647,802
Series E, 5.00%, 08/01/32	2,040	2,102,018
Series I, 5.00%, 08/01/22(b)	490	494,400
City of Yonkers New York, GO
Series B, (AGM, SAW), 4.00%, 02/15/38	355	360,239
Series B, (AGM, SAW), 3.00%, 02/15/39	325	285,037
County of Nassau New York, GO
Series A, 5.00%, 01/15/31	1,770	1,936,139
Series B, (AGM), 5.00%, 07/01/45	2,185	2,383,114
County of Nassau New York, Refunding GO
(AGM), 4.00%, 04/01/51	2,700	2,786,594
Series A, (AGM), 4.00%, 04/01/50	1,875	1,934,953
Erie County Industrial Development Agency, Refunding RB
Series A, (SAW), 5.00%, 05/01/28	750	810,086
Series A, (SAW), 5.00%, 05/01/29	4,060	4,382,977
Hudson Yards Infrastructure Corp., Refunding RB
4.00%, 02/15/44	1,090	1,082,458
Series A, 5.00%, 02/15/39	800	847,142
Series A, 5.00%, 02/15/42	6,225	6,586,803
Series A, 4.00%, 02/15/44	2,760	2,808,217
Ithaca City School District, Refunding GO
(BAM, SAW), 2.00%, 06/15/33	450	382,817
(BAM, SAW), 2.00%, 06/15/34	880	732,895
Mahopac Central School District, Refunding GO, (SAW), 2.00%, 06/01/32	685	606,606
New York City Industrial Development Agency, RB, (AGC), 0.00%, 03/01/43(c)	4,330	1,751,974
New York City Industrial Development Agency, RB, CAB, (AGC), 0.00%, 03/01/39(c)	5,000	2,459,145
New York City Industrial Development Agency, Refunding RB
3.00%, 03/01/49	2,215	1,721,500

Security	Par (000)	Value

County/City/Special District/School District (continued)
Series A, AMT, 5.00%, 07/01/28	$930	$932,943
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 11/01/38	1,000	1,030,165
Sub-Series A-1, 5.00%, 08/01/40	1,025	1,107,780
Sub-Series A-3, 4.00%, 08/01/43	3,320	3,410,563
Sub-Series B-1, 5.00%, 11/01/35	2,510	2,602,632
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,747,621
Sub-Series B-1, 5.00%, 11/01/38	4,000	4,190,760
Sub-Series E-1, 5.00%, 02/01/43	975	1,034,015
Sub-Series F-1, 5.00%, 05/01/42	7,175	7,723,235
Series A-2, Subordinate, 5.00%, 08/01/38	4,105	4,415,219
Series C, Subordinate, 4.00%, 05/01/45	2,725	2,705,593
Series F-1, Subordinate, 5.00%, 02/01/47	430	476,547
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/32	685	432,650
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,000,346
Series B, Sub Lien, 0.00%, 11/15/47	6,740	1,950,785
Series B, Sub Lien, 0.00%, 11/15/48	3,550	886,403
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,825	1,410,355
New York Convention Center Development Corp., Refunding RB
5.00%, 11/15/40	7,370	7,600,032
5.00%, 11/15/45	13,995	14,300,525
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	3,715	3,088,101
Series 1, Class 1, 5.00%, 11/15/44(d)	6,110	6,169,475
Series A, 2.88%, 11/15/46	5,000	3,857,245
New York State Dormitory Authority, RB, Series A, 5.00%, 02/15/23(b)	6,500	6,661,260
South Glens Falls Central School District, Refunding GO
Series A, (SAW), 2.00%, 07/15/34	1,400	1,174,967
Series A, (SAW), 2.00%, 07/15/35	830	681,342
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23(b)	750	776,513

		134,494,775

Education — 16.8%
Albany Capital Resource Corp., Refunding RB
4.00%, 07/01/41	880	833,389
4.00%, 07/01/51	915	802,826
Series A, 5.00%, 12/01/31	250	258,794
Series A, 5.00%, 12/01/32	100	103,285
Series A, 4.00%, 12/01/34	110	110,069
Build NYC Resource Corp., RB, Series A, 4.00%, 06/15/56	530	438,165
Build NYC Resource Corp., Refunding RB
4.00%, 08/01/42	975	993,300
Series A, 5.00%, 06/01/43	525	540,872
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	685	731,319
5.00%, 07/01/48	1,030	1,093,189
5.00%, 07/01/52(e)	1,635	1,768,792
Dutchess County Local Development Corp., Refunding RB
5.00%, 07/01/42	1,180	1,256,259
4.00%, 07/01/46	2,235	2,222,269

1

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Hempstead Town Local Development Corp., Refunding RB
5.00%, 07/01/47	$1,645	$1,745,286
Series A, 3.00%, 07/01/51	2,815	2,132,726
Madison County Capital Resource Corp., RB
Series B, 5.00%, 07/01/40	815	849,854
Series B, 5.00%, 07/01/43	2,940	3,060,408
Monroe County Industrial Development Corp., Refunding RB
Series A, 5.00%, 07/01/23(b)	1,440	1,487,840
Series A, 4.00%, 07/01/39	500	505,634
New York State Dormitory Authority, RB
1st Series, (AMBAC), 5.50%, 07/01/40	4,580	5,618,089
Series A, 5.00%, 07/01/46	300	336,289
Series A, 5.00%, 07/01/51	710	792,772
Series B, 5.00%, 07/01/22(b)	1,840	1,850,931
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	2,130	2,193,847
Series A, 5.00%, 07/01/22(b)	10,220	10,280,839
Series A, 5.25%, 07/01/23(b)	12,930	13,396,346
Series A, 5.00%, 07/01/27(b)	2,490	2,752,090
Series A, 5.00%, 07/01/35	1,380	1,457,804
Series A, 4.00%, 07/01/37	240	241,947
Series A, 5.00%, 07/01/37	2,240	2,349,623
Series A, 5.00%, 07/01/38	1,475	1,602,201
Series A, 5.00%, 07/01/43	2,520	2,617,635
Onondaga County Trust for Cultural Resources, RB, 4.00%, 12/01/49	6,800	6,722,330
Troy Capital Resource Corp., Refunding RB
4.00%, 09/01/30	230	242,760
4.00%, 09/01/31	130	135,719
4.00%, 09/01/32	190	197,417
4.00%, 09/01/33	55	56,492
4.00%, 09/01/34	85	86,689
4.00%, 09/01/35	100	101,431
4.00%, 09/01/36	155	156,426
4.00%, 09/01/40	985	989,326
Trust for Cultural Resources of The City of New York, Refunding RB
Series A, 5.00%, 07/01/37	2,265	2,349,754
Series A, 5.00%, 07/01/41	825	854,801
Yonkers Economic Development Corp., Refunding RB
Series A, 5.00%, 10/15/40	380	390,113
Series A, 5.00%, 10/15/50	645	650,670

		79,358,617

Health — 5.1%
Dutchess County Local Development Corp., RB, Series B, 4.00%, 07/01/41	2,870	2,906,199
Dutchess County Local Development Corp., Refunding RB
Series B, 4.00%, 07/01/37	340	337,091
Series B, 4.00%, 07/01/38	200	197,087
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	285	284,012
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	855	824,587
5.00%, 12/01/46	1,280	1,331,030
Series A, 5.00%, 12/01/37	350	353,127
Monroe County Industrial Development Corp., Refunding RB
3.00%, 12/01/40	1,270	1,024,619

Security	Par (000)	Value

Health (continued)
4.00%, 12/01/46	$2,910	$2,747,439
Series A, 5.00%, 12/01/32	830	840,167
New York State Dormitory Authority, RB
Series C, 4.25%, 05/01/39	1,000	1,001,139
Series D, 4.25%, 05/01/39	300	300,342
New York State Dormitory Authority, Refunding RB
1st Series, 5.00%, 07/01/42	2,625	2,788,109
Series A, 5.00%, 05/01/32	3,525	3,741,622
Catholic Health Services, 4.00%, 07/01/45	815	655,860
Oneida County Local Development Corp., Refunding RB, (AGM), 3.00%, 12/01/44	3,070	2,754,272
Suffolk County Economic Development Corp., RB, Series C, Catholic Health Services, 5.00%, 07/01/32	625	655,347
Westchester County Local Development Corp., Refunding RB, 5.00%, 07/01/46(d)	1,360	1,297,092

		24,039,141

Housing — 10.2%
New York City Housing Development Corp., RB, M/F Housing
4.00%, 11/01/43	790	759,261
Series A, (HUD SECT 8), 2.70%, 08/01/45	275	207,074
Series A, 2.90%, 11/01/50	900	696,342
Series B-1, 5.00%, 07/03/23(b)	1,675	1,730,612
Series B-1, 5.25%, 07/03/23(b)	6,865	7,084,419
Series D-1-B, 4.20%, 11/01/40	550	548,466
Series F-1, (FHA), 2.60%, 11/01/56	5,455	3,820,011
Series G-1, 3.90%, 05/01/45	550	512,080
Series H, 2.55%, 11/01/45	1,265	972,230
Series H, 2.60%, 11/01/50	2,175	1,567,422
Series I-1, (FHA), 2.55%, 11/01/45	3,820	2,887,905
Series I-1-A, 3.95%, 11/01/36	550	550,131
Series I-1-A, 4.05%, 11/01/41	550	543,996
New York City Housing Development Corp., Refunding RB, Series F-1-A, 3.30%, 11/01/46	560	486,980
New York City Housing Development Corp., Refunding RB, M/F Housing
Series B-1-A, 3.65%, 11/01/49	1,125	1,003,943
Series B-1-A, 3.75%, 11/01/54	1,615	1,446,113
New York State Housing Finance Agency, RB, M/F Housing
Series B, (FHLMC SONYMA, FNMA, GNMA), 4.00%, 11/01/42	1,045	1,025,950
Series D, (SONYMA), 3.80%, 11/01/49	2,050	1,869,274
Series E, (SONYMA), 3.80%, 11/01/49	1,130	1,030,380
Series H, 4.15%, 11/01/43	1,650	1,651,968
Series H, 4.20%, 11/01/48	1,095	1,077,291
Series I-1, (SONYMA), 2.75%, 11/01/46	820	638,319
Series J-1, (SONYMA HUD SECT 8), 3.00%, 11/01/61	825	606,511
Series J-1, (SONYMA HUD SECT 8), 3.10%, 05/01/66	1,090	806,096
Series M-1, (FHA), 2.65%, 11/01/54	765	547,636
Series P, 3.15%, 11/01/54	1,315	1,039,129
Series A, AMT, 4.65%, 11/15/38	1,500	1,500,132
State of New York Mortgage Agency, RB, S/F Housing
Series 225, 2.45%, 10/01/45	500	364,047
Series 239, (SONYMA), 2.70%, 10/01/47	1,635	1,239,260
State of New York Mortgage Agency, Refunding RB
Series 218, AMT, 3.60%, 04/01/33	1,040	961,200

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
Series 218, AMT, 3.85%, 04/01/38	$125	$118,128
State of New York Mortgage Agency, Refunding RB, S/F Housing
Series 190, 3.80%, 10/01/40	1,680	1,509,016
Series 231, 2.50%, 10/01/46	3,555	2,677,726
Series 194, AMT, 3.80%, 04/01/28	2,485	2,451,629
Yonkers Industrial Development Agency, RB, AMT, (SONYMA), 5.25%, 04/01/37	2,445	2,446,044

		48,376,721

State — 14.8%
County of Suffolk New York, Refunding GO, Catholic Health Services, (BAM), 2.00%, 06/15/34	3,900	3,221,259
New York City Transitional Finance Authority Building Aid Revenue, RB
(SAW), 3.00%, 07/15/49	5,500	4,588,133
Series S-3, Subordinate, (SAW), 5.25%, 07/15/36	1,910	2,115,306
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, Subordinate, (SAW), 4.00%, 07/15/38	6,070	6,145,323
New York Liberty Development Corp., Refunding RB, 2.75%, 11/15/41	3,300	2,697,044
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/39	1,610	1,742,595
Series A, 5.00%, 03/15/41	8,550	9,152,997
Series A, 5.00%, 02/15/42	1,880	2,014,768
Series B, 5.00%, 03/15/39	2,280	2,441,921
Series C, 4.00%, 03/15/45	3,900	3,900,846
New York State Dormitory Authority, Refunding RB
Series B, 5.00%, 02/15/37	2,130	2,289,946
Series B, 4.00%, 02/15/46	2,835	2,876,604
Series D, 4.00%, 02/15/47	6,200	6,143,784
Series E, 5.00%, 03/15/41	3,335	3,618,415
New York State Thruway Authority, RB, Series A-1, 3.00%, 03/15/48	2,750	2,210,651
New York State Urban Development Corp., RB, Series C, 5.00%, 03/15/32	2,000	2,044,182
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/24(b)	11,835	12,321,620
Town of Oyster Bay New York, Refunding GO, Series A, (AGM), 2.00%, 03/01/35	465	380,712

		69,906,106

Tobacco — 3.1%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	2,235,302
5.00%, 06/01/48	820	835,441
New York Counties Tobacco Trust VI, Refunding RB
Series A-2-B, 5.00%, 06/01/45	2,460	2,574,311
Series A-2-B, 5.00%, 06/01/51	800	834,694
Series B, 5.00%, 06/01/41	655	683,510
Niagara Tobacco Asset Securitization Corp., Refunding RB
5.25%, 05/15/34	1,650	1,723,290
5.25%, 05/15/40	2,250	2,334,605

Security	Par (000)	Value

Tobacco (continued)
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	$310	$331,324
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,910	2,943,546

		14,496,023

Transportation — 33.8%
Buffalo & Fort Erie Public Bridge Authority, RB
5.00%, 01/01/42	1,250	1,324,233
5.00%, 01/01/47	1,545	1,628,997
Metropolitan Transportation Authority, RB
Series A, 5.00%, 05/15/23(b)	1,000	1,029,915
Series A, 5.00%, 11/15/42	3,500	3,731,077
Series A-1, 5.25%, 11/15/23(b)	5,405	5,654,614
Series E, 5.00%, 11/15/38	7,785	7,915,251
Series H, 5.00%, 11/15/22(b)	930	947,369
Series H, 5.00%, 11/15/31	760	767,670
Sub-Series B-3, 5.00%, 11/15/23(b)	3,250	3,387,904
Metropolitan Transportation Authority, Refunding RB
Series A, 5.00%, 11/15/41	4,000	4,023,004
Series A, (AGM), 4.00%, 11/15/46	1,035	1,022,992
Series C-1, 4.75%, 11/15/45	1,795	1,883,300
Series C-1, 5.00%, 11/15/56	2,350	2,450,723
Sub-Series B-1, 5.00%, 11/15/31	3,465	3,593,454
Sub-Series B-1, 5.00%, 11/15/51	2,815	2,959,820
Sub-Series B-2, 4.00%, 11/15/34	3,000	3,088,719
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,655	5,761,421
New York Liberty Development Corp., Refunding RB
Series 1, 4.00%, 02/15/43	3,255	3,297,276
Series 1, 2.75%, 02/15/44	3,405	2,534,553
Series 1, 2.25%, 02/15/41	5,700	4,185,578
Series-A, 3.00%, 11/15/51	5,825	4,649,934
New York State Thruway Authority, RB
Series N, 5.00%, 01/01/35	550	610,921
Series N, 4.00%, 01/01/43	6,420	6,436,647
Series A, Junior Lien, 5.00%, 01/01/41	2,110	2,201,823
New York State Thruway Authority, Refunding RB
Series J, 5.00%, 01/01/41	6,275	6,468,665
Series K, 5.00%, 01/01/29	2,225	2,357,663
Series K, 5.00%, 01/01/31	1,500	1,588,782
Series L, 5.00%, 01/01/34	840	915,812
Series L, 5.00%, 01/01/35	970	1,054,370
Series O, 4.00%, 01/01/39	3,300	3,344,068
Series B, Subordinate, 3.00%, 01/01/53	250	183,703
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/36	1,635	1,743,889
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,575	1,561,412
Series A, AMT, 5.00%, 07/01/41	2,155	2,234,248
Series A, AMT, 5.00%, 07/01/46	1,735	1,796,459
Series A, AMT, 5.25%, 01/01/50	10,730	11,116,280
New York Transportation Development Corp., RB, AMT, 4.00%, 04/30/53	1,840	1,801,463
New York Transportation Development Corp., Refunding RB
Series A, Class A, AMT, 4.00%, 12/01/41	275	255,904
Series A, Class A, AMT, 4.00%, 12/01/42	275	251,920
Niagara Frontier Transportation Authority, Refunding ARB
AMT, 5.00%, 04/01/34	125	135,971
AMT, 5.00%, 04/01/35	110	119,478
AMT, 5.00%, 04/01/36	120	130,031

3

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
AMT, 5.00%, 04/01/37	$140	$151,382
AMT, 5.00%, 04/01/38	70	75,489
AMT, 5.00%, 04/01/39	95	102,242
Port Authority of New York & New Jersey, ARB
AMT, 4.00%, 07/15/55	3,300	3,141,560
Consolidated, 220th Series, AMT, 4.00%, 11/01/59	2,595	2,428,505
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 183th Series, 4.00%, 06/15/44	1,500	1,500,390
Series 179, 5.00%, 12/01/38	1,390	1,437,765
178th Series, AMT, 5.00%, 12/01/43	750	762,200
195th Series, AMT, 5.00%, 04/01/36	1,500	1,579,963
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	735	712,218
Consolidated, 186th Series, AMT, 5.00%, 10/15/44	1,000	1,031,882
Series 178th, AMT, 5.00%, 12/01/33	1,140	1,171,426
State of New York Thruway Authority, RB, Series B, Subordinate, 4.00%, 01/01/53	985	957,483
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	1,150	1,134,611
Series B, 5.00%, 11/15/40	1,010	1,062,702
Series B, 5.00%, 11/15/45	1,500	1,565,896
Series C-1A, Senior Lien, 5.00%, 05/15/51	2,725	2,992,996
Triborough Bridge & Tunnel Authority, Refunding RB
5.00%, 05/15/51(e)	9,800	10,708,421
Series A, 5.00%, 11/15/38	1,000	1,013,301
Series A, 5.25%, 11/15/45	1,460	1,526,931
Series A, 5.00%, 11/15/50	4,500	4,657,779
Series C, 5.00%, 11/15/37	1,050	1,163,632
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	9,700	6,691,603

		159,717,690

Utilities — 18.9%
Long Island Power Authority, RB
5.00%, 09/01/35	2,000	2,178,774
5.00%, 09/01/36	975	1,047,990
5.00%, 09/01/37	3,825	4,141,538
5.00%, 09/01/42	335	355,473
5.00%, 09/01/47	1,075	1,147,881
Long Island Power Authority, Refunding RB
Series B, 5.00%, 09/01/41	590	628,197
Series B, 5.00%, 09/01/46	825	862,543
New York City Municipal Water Finance Authority, RB, Series CC-1, 4.00%, 06/15/52	6,600	6,574,583
New York City Water & Sewer System, RB
Series DD-1, 4.00%, 06/15/49	1,365	1,373,546
Series DD-1, 3.00%, 06/15/50	970	745,935
Series CC-1, Subordinate, 3.00%, 06/15/51	2,730	2,078,423
New York City Water & Sewer System, Refunding RB
Series DD, 5.25%, 06/15/47	4,140	4,423,337
Series EE, 5.00%, 06/15/40	5,170	5,569,186
Series HH, 5.00%, 06/15/39	3,000	3,138,798
Sub-Series AA-1, 3.00%, 06/15/50	1,700	1,307,308
New York Power Authority, RB, (AGM), 4.00%, 11/15/47	2,720	2,744,189
New York State Environmental Facilities Corp., RB
Series B, 5.00%, 09/15/40	1,195	1,261,400
Series B, 5.00%, 03/15/45	5,145	5,422,722

Security	Par (000)	Value

Utilities (continued)
Series B, Subordinate, 5.00%, 06/15/48	$1,345	$1,462,377
New York State Environmental Facilities Corp., Refunding RB
4.00%, 06/15/47	2,120	2,146,428
Series A, 5.00%, 06/15/40	4,275	4,527,195
Series A, 5.00%, 06/15/45	18,920	19,839,077
Suffolk County Water Authority RB, Series B, 3.00%, 06/01/45	5,500	4,661,585
Utility Debt Securitization Authority, Refunding RB, Series TE, Restructured, 5.00%, 12/15/41	9,960	10,310,453
Western Nassau County Water Authority, RB, Series A, 5.00%, 04/01/25(b)	1,185	1,274,914

		89,223,852

Total Municipal Bonds in New York		642,530,504

Puerto Rico — 5.1%

State — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	724	732,992
Series A-1, Restructured, 5.00%, 07/01/58	1,042	1,066,570
Series A-2, Restructured, 4.33%, 07/01/40	1,378	1,366,436
Series A-2, Restructured, 4.78%, 07/01/58	123	125,088
Series B-1, Restructured, 4.75%, 07/01/53	746	755,132
Series B-1, Restructured, 5.00%, 07/01/58	9,024	9,235,956
Series B-2, Restructured, 4.33%, 07/01/40	7,120	7,085,874
Series B-2, Restructured, 4.78%, 07/01/58	722	730,665
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	10,409	2,924,481

Total Municipal Bonds in Puerto Rico		24,023,194

Total Municipal Bonds — 141.1% (Cost: $686,803,405)		667,242,263

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

New York — 23.0%

County/City/Special District/School District — 1.7%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	3,500	3,622,756
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series F-1, 5.00%, 05/01/38	4,123	4,427,075

		8,049,831

Education — 0.4%
Trust for Cultural Resources of The City of New York, Refunding RB, Series A, 5.00%, 08/01/23	1,981	2,051,234

Housing — 3.4%
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.00%, 11/01/53	2,525	2,319,469
New York City Housing Development Corp., Refunding RB, Series A, 4.25%, 11/01/43	4,280	4,323,317
New York City Housing Development Corp., Refunding RB, M/F Housing, Series B-1-A, 3.85%, 05/01/58	2,083	1,820,398

SCHEDULE OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing, Series I, 4.05%, 11/01/48	$5,457	$5,185,553
New York State Housing Finance Agency, Refunding RB, Series C, 3.85%, 11/01/39	2,413	2,372,054

		16,020,791

State — 3.3%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/32	2,000	2,223,779
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(g)	3,549	3,839,699
New York State Urban Development Corp., Refunding RB, Series A, 5.00%, 03/15/45	1,001	1,040,406
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/24	7,995	8,509,252

		15,613,136

Transportation — 8.6%
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/45(g)	5,953	5,810,117
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/60	2,805	2,654,783
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	3,900	4,094,568
Consolidated, Series 211, 5.00%, 09/01/48	4,760	5,103,139
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	15,000	15,730,043
Series C-2, 5.00%, 11/15/42	6,675	7,240,359

		40,633,009

Utilities — 5.6%
New York City Water & Sewer System, Refunding RB, 5.00%, 06/15/38(g)	1,391	1,493,500
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	6,557	6,381,065
New York St Pwr Authority Revenue, 4.00%, 11/15/50	5,500	5,429,712
Utility Debt Securitization Authority, Refunding RB
Series A, Restructured, 5.00%, 12/15/35	3,500	3,795,895
Series B, 4.00%, 12/15/35	2,980	3,082,612
Series TE, Restructured, 5.00%, 12/15/41	5,998	6,209,242

		26,392,026

Total Municipal Bonds in New York		108,760,027

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.0% (Cost: $111,954,243)		108,760,027

Total Long-Term Investments — 164.1% (Cost: $798,757,648)		776,002,290

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.24%(h)(i)	5,012,878	$5,012,878

Total Short-Term Securities — 1.1% (Cost: $5,012,878)		5,012,878

Total Investments — 165.2% (Cost: $803,770,526)		781,015,168

Other Assets Less Liabilities — 0.7%		3,622,280

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.6)%		(64,285,044)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (52.3)%		(247,492,756)

Net Assets Applicable to Common Shares — 100.0%		$472,859,648

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2025 to January 1, 2028, is $7,277,776.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$20,584,473	$—	$(15,571,595	)(a)	$—	$—	$5,012,878	5,012,878	$1,453	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	181	06/21/22	$21,547	$939,563
U.S. Long Bond	225	06/21/22	31,613	2,023,006
5-Year U.S. Treasury Note	291	06/30/22	32,756	945,626

				$3,908,195

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$667,242,263	$—	$667,242,263
Municipal Bonds Transferred to Tender Option Bond Trusts	—	108,760,027	—	108,760,027

SCHEDULE OF INVESTMENTS	6

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock MuniYield New York Quality Fund, Inc. (MYN)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$5,012,878	$—	$—	$5,012,878

	$5,012,878	$776,002,290	$—	$781,015,168

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,908,195	$—	$—	$3,908,195

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(64,230,425)	$—	$(64,230,425)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)

	$—	$(311,930,425)	$—	$(311,930,425)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

HUD SECT 8	U.S. Department of Housing and Urban Development Section 8

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAW	State Aid Withholding

SONYMA	State of New York Mortgage Agency

7